ACCRUED EXPENSES AND OTHER CURRENT LIABILITES	6 Months Ended
Jun. 30, 2023
Payables and Accruals [Abstract]
ACCRUED EXPENSES AND OTHER CURRENT LIABILITES	ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

	June 30, 2023	December 31, 2022
	(Unaudited)	(Audited)
Employees and payroll accruals	$4,424	$5,190
Professional fees	1,746	793
Non recurring engineering	1,010	572
Government authorities	2,252	2,624
Other payables	1,430	1,939
Total	$10,862	$11,118